Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Trade accounts receivable.
Schedule of composition of trade accounts receivable

	2019	2018
Trade accounts receivable	175,948	174,931
Related parties	3,620	963
Impairment of trade accounts receivable	(2,337)	(2,690)
	177,231	173,204

Schedule of changes in impairment of trade accounts receivable

	2019	2018
Balance at the beginning of the year	(2,690)	(2,146)
Additions	(805)	(1,238)
Reversals	1,085	428
Foreign exchange gains (losses)	73	266
Balance at the end of the year	(2,337)	(2,690)

Schedule of analysis of trade accounts receivable by currency

	2019	2018
Brazilian Real	26,817	39,000
US Dollar	149,348	133,689
Other	1,066	515
	177,231	173,204

Schedule of aging of trade accounts receivable

	2019	2018
Current	150,134	146,064
Up to 3 months past due	26,810	28,366
From 3 to 6 months past due	135	455
Over 6 months past due	2,489	1,009
	179,568	175,894
Impairment	(2,337)	(2,690)
	177,231	173,204